Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 186,284	₩ 194,374
Financial assets, Amount offset	(174,372)	(183,520)
Financial assets, Net financial instruments presented on the statements of financial position	11,912	10,854
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	180,323	190,630
Financial liabilities, Amount offset	(174,372)	(183,520)
Financial liabilities, Net financial instruments presented on the statements of financial position	₩ 5,951	₩ 7,110